MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND   TWO WORLD TRADE CENTER,
INC.                                              NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999

DEAR SHAREHOLDER:

During the twelve-month period ended October 31, 1999, the European equity markets produced strong returns, rebounding from the correction brought on by the Asian and emerging-market crisis of mid-1998.

MARKET OVERVIEW

In the months following the launch of the euro on January 1, 1999, the European Central Bank established its credibility with the financial markets. The political environment in Europe was generally calm during the fiscal year, with no major changes in political orientation and stable, centrist governments in most countries. The NATO action in Kosovo had a temporary negative effect on the valuation of the euro and on investor confidence, but ultimately had a limited impact. On the economic front, the period was characterized by improving data on all fronts. The relative weakness of the euro helped the exporting sectors of the region's economy; unemployment fell in most countries, albeit from high levels; and the first-quarter reduction in interest rates by the European Central Bank, coupled with historically low levels of inflation, created a stable economic environment.

Against this backdrop, earnings for European companies generally met analysts' forecasts. Takeover and merger activity ran at unprecedented levels in many key industries, especially in the banking, telecommunications, oil and retail sectors. The creation of the single European market and the accompanying adoption of the euro were the primary drivers of much of this activity, as companies are now compelled to operate on a Europe-wide scale. IPO and privatization activity also continued at high levels.

PERFORMANCE AND PORTFOLIO

For the twelve-month period ended October 31, 1999, Morgan Stanley Dean Witter European Growth Fund's Class B shares produced a total return of 15.84 percent, versus 10.72 percent for the Lipper European Region Funds average and 24.91 percent for the Morgan Stanley Capital International (MSCI) World Index. For the same period, the Fund's Class A, C and D shares posted total returns of 16.75 percent, 15.87 percent and 16.93 percent, respectively. The performance of the Fund's

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1999, CONTINUED

four share classes varies because each class has different expenses. (The total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) The accompanying chart compares the Fund's performance to that of the Lipper and MSCI indexes.

Concentration in growth sectors of the markets, most notably telecom operators, telecom equipment suppliers, technology stocks and quality financials, helped the Fund to outperform its Lipper benchmark. The Fund's emphasis on individual stock selection also contributed to its strong relative performance. Sector rotation was strong during the period, with a pronounced cyclical rally in the markets in the first half in sectors in which the Fund is underweighted, such as steel, chemicals and pulp and paper.

Individual stock selection takes priority in the Fund's investment strategy, so country weightings derive from stock decisions. The Fund's regional weightings at the end of the fiscal year were as follows: 47.0 percent in the eurozone (the 11 countries that have adopted the euro as a common currency), 27.0 percent in the United Kingdom, 10.2 percent in Switzerland and 10.3 percent in Sweden. The remaining 5.5 percent of net assets were invested in cash and equivalents.

LOOKING AHEAD

Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, maintains a positive outlook for the European equity markets. The sub-advisor believes that all major European economies should see accelerated growth in 2000, provided that inflation and interest rates remain at moderate levels as anticipated. The sub-advisor expects to see the European markets buoyed by strong corporate earnings, valuations that are reasonable in a global context and continued merger and acquisition activity.

We appreciate your ongoing support of Morgan Stanley Dean Witter European Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[SIGNATURE]                                  [SIGNATURE]
Charles A. Fiumefreddo                       Mitchell M. Merin
CHAIRMAN OF THE BOARD                        PRESIDENT

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND
INC.
FUND PERFORMANCE OCTOBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES     FUND      MSCI (4)  LIPPER (5)
01-Jun-90                                $10,000   $10,000     $10,000
31-Oct-90                                 $9,230    $8,805      $9,230
31-Oct-91                                 $9,353   $10,192      $9,452
31-Oct-92                                 $9,129    $9,659      $8,903
31-Oct-93                                $12,666   $12,267     $11,216
31-Oct-94                                $14,643   $13,206     $12,507
31-Oct-95                                $17,108   $14,459     $13,741
31-Oct-96                                $20,918   $16,814     $16,137
31-Oct-97                                $24,976   $19,635     $19,692
31-Oct-98                                $28,891   $22,630     $22,880
31-Oct-99                            $33,468 (3)   $28,269     $25,333

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR
    CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF
    CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS B SHARES*                                   CLASS A SHARES+
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 10/31/99                            PERIOD ENDED 10/31/99
   -------------------------                        -------------------------
   1 Year                     15.84%(1)  10.84%(2)  1 Year                     16.75%(1)   10.62%(2)
   5 Years                    17.98 (1)  17.77 (2)  Since Inception (7/28/97)  14.09 (1)   11.40 (2)
   Since Inception (6/1/90)   13.69 (1)  13.69 (2)

                 CLASS C SHARES++                                    CLASS D SHARES#
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 10/31/99                              PERIOD ENDED 10/31/99
   -------------------------                          -------------------------
   1 Year                     15.87%(1)   14.87%(2)   1 Year                     16.93%(1)
   Since Inception (7/28/97)  13.23 (1)   13.23 (2)   Since Inception (7/28/97)  14.91 (1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on October 31, 1999.
 (4) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the index. The index does not take into account the Fund's expenses, fees, or charges. The index is unmanaged and should not be considered an investment.
 (5) The Lipper European Region Funds Average tracks the performance of the funds which primarily invest in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within this region, as reported by Lipper Inc.
* The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A is 5.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
#  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
              COMMON AND PREFERRED STOCKS AND RIGHTS (94.9%)
              FINLAND (3.3%)
              TELECOMMUNICATIONS EQUIPMENT
    619,300   Nokia Oyj (A Shares)..............................................................  $   71,065,310
                                                                                                  --------------
              FRANCE (18.3%)
              BROADCASTING
     92,376   Societe Television Francaise 1....................................................      29,031,079
                                                                                                  --------------
              BUILDING MATERIALS/DIY CHAINS
     66,600   Castorama Dubois Investissement...................................................      20,003,315
                                                                                                  --------------
              E.D.P. SERVICES
     57,100   Cap Gemini S.A....................................................................       8,671,343
                                                                                                  --------------
              FOOD CHAINS
    257,806   Carrefour S.A.....................................................................      47,851,269
                                                                                                  --------------
              INTEGRATED OIL COMPANIES
    359,065   Elf Aquitaine S.A.................................................................      53,013,793
                                                                                                  --------------
              INTERNATIONAL BANKS
    589,196   Banque Nationale de Paris.........................................................      51,884,070
                                                                                                  --------------
              MOTOR VEHICLES
    380,310   Renault S.A.......................................................................      19,732,886
                                                                                                  --------------
              MULTI-LINE INSURANCE
    235,900   Axa...............................................................................      33,361,417
                                                                                                  --------------
              MULTI-SECTOR COMPANIES
    325,430   Vivendi...........................................................................      24,727,450
                                                                                                  --------------
              OTHER PHARMACEUTICALS
    302,244   Sanofi-Synthelabo S.A.............................................................      13,371,417
                                                                                                  --------------
              OTHER TELECOMMUNICATIONS
    371,300   France Telecom S.A................................................................      35,965,978
                                                                                                  --------------
              TELECOMMUNICATIONS EQUIPMENT
    363,808   Alcatel...........................................................................      56,975,280
                                                                                                  --------------

              TOTAL FRANCE......................................................................     394,589,297
                                                                                                  --------------

              GERMANY (11.7%)
              APPAREL
    166,485   Hugo Boss AG (Pref.)..............................................................      22,298,035
                                                                                                  --------------
              BANKING
    536,950   Deutsche Bank AG (Registered Shares)..............................................      38,619,441
                                                                                                  --------------
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
              COMPUTER SOFTWARE
     87,140   SAP AG............................................................................  $   32,458,318
    123,009   Software AG.......................................................................       5,299,278
                                                                                                  --------------
                                                                                                      37,757,596
                                                                                                  --------------
              DIVERSIFIED MANUFACTURING
    225,310   Mannesmann AG.....................................................................      35,522,983
                                                                                                  --------------
              MAJOR PHARMACEUTICALS
    977,844   Hoechst AG........................................................................      43,157,155
                                                                                                  --------------
              MOTOR VEHICLES
    471,390   Volkswagen AG.....................................................................      27,938,588
                                                                                                  --------------
              SHOE MANUFACTURING
    135,000   Adidas-Salomon AG.................................................................       9,795,125
                                                                                                  --------------
              TELECOMMUNICATIONS
    787,490   Deutsche Telekom AG...............................................................      36,292,280
                                                                                                  --------------

              TOTAL GERMANY.....................................................................     251,381,203
                                                                                                  --------------

              ITALY (2.0%)
              BROADCASTING
  2,131,956   Mediaset SpA*.....................................................................      21,336,944
                                                                                                  --------------
              INTERNATIONAL BANKS
  1,929,600   Unicredito Italiano SpA...........................................................       9,055,555
                                                                                                  --------------
              PRINTING/FORMS
  8,256,300   Seat Pagine Gialle SpA............................................................      11,798,112
                                                                                                  --------------

              TOTAL ITALY.......................................................................      42,190,611
                                                                                                  --------------

              NETHERLANDS (6.5%)
              ALCOHOLIC BEVERAGES
    234,900   Heineken NV.......................................................................      12,012,211
                                                                                                  --------------
              DIVERSIFIED ELECTRONIC PRODUCTS
    481,206   Koninklijke (Royal) Philips Electronics NV........................................      49,479,285
                                                                                                  --------------
              DIVERSIFIED FINANCIAL SERVICES
    649,900   Fortis (NL) NV....................................................................      22,432,636
                                                                                                  --------------
              E.D.P. SERVICES
    305,500   Getronics NV......................................................................      15,271,346
                                                                                                  --------------
              FINANCIAL PUBLISHING/SERVICES
    766,000   Wolters Kluwer NV.................................................................      25,664,556
                                                                                                  --------------
              FOOD CHAINS
    723,500   Laurus NV.........................................................................      16,137,516
                                                                                                  --------------

              TOTAL NETHERLANDS.................................................................     140,997,550
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
              SPAIN (5.2%)
              ADVERTISING
    380,000   Telefonica Publicidad e Informacion, S.A..........................................  $    8,315,521
                                                                                                  --------------
              E.D.P. SERVICES
  1,326,100   Amadeus Global Travel Distribution S.A............................................       7,957,494
                                                                                                  --------------
              INTERNATIONAL BANKS
    911,400   Argentaria, Caja Postal y Banco Hipotecario de Espana, S.A........................      20,280,528
    236,896   Banco Popular Espanol S.A.........................................................      15,989,153
                                                                                                  --------------
                                                                                                      36,269,681
                                                                                                  --------------
              TELECOMMUNICATIONS
  3,560,884   Telefonica S.A.*..................................................................      58,733,021
                                                                                                  --------------

              TOTAL SPAIN.......................................................................     111,275,717
                                                                                                  --------------
              SWEDEN (10.3%)
              CLOTHING/SHOE/ACCESSORY STORES
    421,140   Hennes & Mauritz AB (B Shares)....................................................      11,215,275
                                                                                                  --------------
              DIVERSIFIED COMMERCIAL SERVICES
  2,852,500   Securitas AB (Series "B" Free)....................................................      42,414,806
                                                                                                  --------------
              INDUSTRIAL MACHINERY/COMPONENTS
  2,178,000   Assa Abloy AB (Series B)..........................................................      24,289,075
                                                                                                  --------------
              INTERNATIONAL BANKS
  3,598,500   Nordbanken Holding AB.............................................................      21,052,067
                                                                                                  --------------
              LIFE INSURANCE
    456,860   Skandia Forsakrings AB............................................................      10,189,813
                                                                                                  --------------
              MAJOR PHARMACEUTICALS
  1,091,708   AstraZeneca PLC...................................................................      49,430,763
                                                                                                  --------------
              TELECOMMUNICATIONS EQUIPMENT
  1,504,100   Ericsson (L.M.) Telephone Co. AB (Series "B" Free)................................      62,695,276
                                                                                                  --------------

              TOTAL SWEDEN......................................................................     221,287,075
                                                                                                  --------------
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
              SWITZERLAND (10.2%)
              DIVERSIFIED COMMERCIAL SERVICES
     30,110   Adecco S.A. (Registered Shares)...................................................  $   18,283,262
                                                                                                  --------------
              INTERNATIONAL BANKS
    111,040   UBS AG (Registered Shares)*.......................................................      32,362,647
                                                                                                  --------------
              MAJOR PHARMACEUTICALS
     14,941   Novartis AG (Registered Shares)...................................................      22,386,463
      5,361   Roche Holdings AG.................................................................      64,471,512
                                                                                                  --------------
                                                                                                      86,857,975
                                                                                                  --------------
              PACKAGED FOODS
     25,682   Nestle S.A. (Registered Shares)...................................................      49,618,900
                                                                                                  --------------
              TOBACCO
     17,010   Compagnie Financiere Richemont AG (Series A)......................................      32,551,173
                                                                                                  --------------

              TOTAL SWITZERLAND.................................................................     219,673,957
                                                                                                  --------------

              UNITED KINGDOM (27.0%)
              ADVERTISING
  3,208,243   Aegis Group PLC...................................................................       8,438,962
                                                                                                  --------------
              AEROSPACE
  2,922,059   British Aerospace PLC.............................................................      17,077,740
  1,563,760   Smiths Industries PLC.............................................................      21,093,590
                                                                                                  --------------
                                                                                                      38,171,330
                                                                                                  --------------
              ALCOHOLIC BEVERAGES
  3,928,400   Allied Domecq PLC.................................................................      22,087,350
    263,791   Bass PLC..........................................................................       2,899,097
                                                                                                  --------------
                                                                                                      24,986,447
                                                                                                  --------------
              AUTO PARTS: O.E.M.
  2,751,410   BBA Group PLC.....................................................................      19,224,102
                                                                                                  --------------
              BOOKS/MAGAZINES
  1,535,408   EMAP PLC..........................................................................      19,941,265
                                                                                                  --------------
              CABLE TELEVISION
    762,356   Telewest Communications PLC*......................................................       3,261,748
     69,305   Telewest Communications PLC (Rights)*.............................................          53,778
                                                                                                  --------------
                                                                                                       3,315,526
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1999, CONTINUED

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
              CATALOG/SPECIALTY DISTRIBUTION
  2,224,600   Great Universal Stores PLC........................................................  $   16,896,460
                                                                                                  --------------
              CELLULAR TELEPHONE
  9,280,700   Vodafone AirTouch PLC.............................................................      43,178,642
                                                                                                  --------------
              DIVERSIFIED FINANCIAL SERVICES
  1,748,500   HSBC Holdings PLC.................................................................      21,544,632
  1,269,000   Lloyds TSB Group PLC..............................................................      17,555,676
                                                                                                  --------------
                                                                                                      39,100,308
                                                                                                  --------------
              FOOD CHAINS
  3,666,900   Morrison (W.M.) Supermarkets PLC..................................................       8,500,021
                                                                                                  --------------
              INTEGRATED OIL COMPANIES
  7,863,668   BP Amoco PLC......................................................................      76,339,074
                                                                                                  --------------
              INTERNATIONAL BANKS
  1,361,100   Barclays PLC......................................................................      41,687,390
                                                                                                  --------------
              INTERNET SERVICES
    644,000   Freeserve PLC.....................................................................       1,471,643
                                                                                                  --------------
              LIFE INSURANCE
  2,996,800   Prudential Corp. PLC..............................................................      47,025,726
                                                                                                  --------------
              MAJOR PHARMACEUTICALS
    641,325   Glaxo Wellcome PLC................................................................      18,935,916
  1,111,481   SmithKline Beecham PLC............................................................      14,325,834
                                                                                                  --------------
                                                                                                      33,261,750
                                                                                                  --------------
              MOVIES/ENTERTAINMENT
    761,274   Flextech PLC*.....................................................................      11,016,632
                                                                                                  --------------
              MULTI-SECTOR COMPANIES
  3,531,600   General Electric Co. PLC..........................................................      38,406,362
                                                                                                  --------------
              OIL/GAS TRANSMISSION
  5,180,800   BG PLC............................................................................      28,766,962
                                                                                                  --------------
              OTHER SPECIALTY STORES
  1,316,740   Kingfisher PLC....................................................................      14,384,568
                                                                                                  --------------
              RESTAURANTS
  3,946,836   Granada Group PLC.................................................................      31,210,158
                                                                                                  --------------
              TELECOMMUNICATIONS
  1,984,500   British Telecommunications PLC....................................................      36,001,887
                                                                                                  --------------

              TOTAL UNITED KINGDOM..............................................................     581,325,215
                                                                                                  --------------

              UNITED STATES (0.4%)
              OTHER TELECOMMUNICATIONS
    124,900   NTL Inc.*.........................................................................       9,414,337
                                                                                                  --------------

              TOTAL COMMON AND PREFERRED STOCKS AND RIGHTS
              (IDENTIFIED COST $1,612,765,955)..................................................   2,043,200,272
                                                                                                  --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT (a) (5.0%)
              U.S. GOVERNMENT AGENCY
 $  108,500   Federal Home Loan Mortgage Corp. 5.16% due 11/01/99 (AMORTIZED COST
                $108,500,000)...................................................................  $  108,500,000
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,721,265,955) (b)....................................................   99.9%    2,151,700,272

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.1         1,873,410
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 2,153,573,682
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $474,214,918 and the aggregate gross unrealized depreciation is $43,780,601, resulting in net unrealized appreciation of $430,434,317.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 1999:

                                         UNREALIZED
CONTRACTS TO       IN        DELIVERY  APPRECIATION/
  RECEIVE     EXCHANGE FOR     DATE    (DEPRECIATION)
-----------------------------------------------------
$  1,523,092  EUR 1,450,563  11/01/99     $ (6,673)
GBP 203,004   $     332,216  11/02/99        1,523
                                          -------
      Net unrealized depreciation....     $ (5,150)
                                          =======

CURRENCY ABBREVIATIONS:

EUR  Euro.
GBP  British Pound.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
SUMMARY OF INVESTMENTS OCTOBER 31, 1999

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising.....................................................................  $   16,754,483      0.8%
Aerospace.......................................................................      38,171,330      1.8
Alcoholic Beverages.............................................................      36,998,659      1.7
Apparel.........................................................................      22,298,035      1.0
Auto Parts: O.E.M...............................................................      19,224,102      0.9
Banking.........................................................................      38,619,442      1.8
Books/Magazines.................................................................      19,941,265      0.9
Broadcasting....................................................................      50,368,023      2.3
Building Materials/DIY Chains...................................................      20,003,315      0.9
Cable Television................................................................       3,315,526      0.2
Catalog/Specialty Distribution..................................................      16,896,460      0.8
Cellular Telephone..............................................................      43,178,642      2.0
Clothing/Shoe/Accessory Stores..................................................      11,215,275      0.5
Computer Software...............................................................      37,757,597      1.8
Diversified Commercial Services.................................................      60,698,068      2.8
Diversified Electronic Products.................................................      49,479,285      2.3
Diversified Financial Services..................................................      61,532,944      2.9
Diversified Manufacturing.......................................................      35,522,983      1.6
E.D.P. Services.................................................................      31,900,183      1.5
Financial Publishing/Services...................................................      25,664,556      1.2
Food Chains.....................................................................      72,488,805      3.5
Industrial Machinery/Components.................................................      24,289,075      1.1
Integrated Oil Companies........................................................     129,352,866      6.0
International Banks.............................................................     192,311,409      8.9
                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------

Internet Services...............................................................  $    1,471,643      0.1%
Life Insurance..................................................................      57,215,539      2.7
Major Pharmaceuticals...........................................................     212,707,642      9.9
Motor Vehicles..................................................................      47,671,474      2.2
Movies/Entertainment............................................................      11,016,632      0.5
Multi-Line Insurance............................................................      33,361,417      1.5
Multi-Sector Companies..........................................................      63,133,812      2.9
Oil/Gas Transmission............................................................      28,766,962      1.3
Other Pharmaceuticals...........................................................      13,371,417      0.6
Other Specialty Stores..........................................................      14,384,568      0.7
Other Telecommunications........................................................      45,380,316      2.1
Packaged Foods..................................................................      49,618,900      2.3
Printing/Forms..................................................................      11,798,112      0.5
Restaurants.....................................................................      31,210,158      1.4
Shoe Manufacturing..............................................................       9,795,125      0.5
Telecommunications..............................................................     131,027,188      6.1
Telecommunications Equipment....................................................     190,735,866      8.9
Tobacco.........................................................................      32,551,173      1.5
U.S. Government Agency..........................................................     108,500,000      5.0
                                                                                  --------------    -----
                                                                                  $2,151,700,272     99.9%
                                                                                  --------------    -----
                                                                                  --------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $2,020,848,459     93.9%
Preferred Stocks................................................................      22,298,035      1.0
Rights..........................................................................          53,778      0.0
Short-Term Investments..........................................................     108,500,000      5.0
                                                                                  --------------    -----
                                                                                  $2,151,700,272     99.9%
                                                                                  --------------    -----
                                                                                  --------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $1,721,265,955)..........................................................  $2,151,700,272
Cash........................................................................................         663,564
Receivable for:
    Foreign withholding taxes reclaimed.....................................................       3,319,528
    Dividends...............................................................................       1,702,259
    Investments sold........................................................................       1,529,764
    Capital stock sold......................................................................       1,442,354
Prepaid expenses and other assets...........................................................         114,069
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,160,471,810
                                                                                              --------------
LIABILITIES:
Payable for:
    Plan of distribution fee................................................................       1,776,870
    Investment management fee...............................................................       1,635,535
    Capital stock repurchased...............................................................       1,570,202
    Investments purchased...................................................................       1,407,783
Accrued expenses and other payables.........................................................         507,738
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       6,898,128
                                                                                              --------------
     NET ASSETS.............................................................................  $2,153,573,682
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,415,594,802
Net unrealized appreciation.................................................................     430,423,663
Accumulated net investment loss.............................................................         (52,758)
Accumulated undistributed net realized gain.................................................     307,607,975
                                                                                              --------------
     NET ASSETS.............................................................................  $2,153,573,682
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................     $26,599,770
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       1,285,285
     NET ASSET VALUE PER SHARE..............................................................          $20.70
                                                                                              ==============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $21.85
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $2,090,105,907
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................     102,406,099
     NET ASSET VALUE PER SHARE..............................................................          $20.41
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................     $31,211,288
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       1,531,534
     NET ASSET VALUE PER SHARE..............................................................          $20.38
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................      $5,656,717
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................         268,687
     NET ASSET VALUE PER SHARE..............................................................          $21.05
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999

NET INVESTMENT LOSS:

INCOME
Dividends (net of $4,856,198 foreign withholding tax).........................................  $ 37,262,829
Interest......................................................................................     2,643,120
                                                                                                ------------

     TOTAL INCOME.............................................................................    39,905,949
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        51,051
Plan of distribution fee (Class B shares).....................................................    21,619,519
Plan of distribution fee (Class C shares).....................................................       300,136
Investment management fee.....................................................................    20,191,808
Transfer agent fees and expenses..............................................................     2,595,175
Custodian fees................................................................................     1,512,611
Registration fees.............................................................................       251,038
Shareholder reports and notices...............................................................       249,204
Professional fees.............................................................................       122,464
Directors' fees and expenses..................................................................        15,894
Other.........................................................................................        45,108
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    46,954,008
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (7,048,059)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain/loss on:
    Investments...............................................................................   307,863,489
    Foreign exchange transactions.............................................................    (2,407,675)
                                                                                                ------------

     NET GAIN.................................................................................   305,455,814
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................    26,850,307
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................      (246,547)
                                                                                                ------------

     NET APPRECIATION.........................................................................    26,603,760
                                                                                                ------------

     NET GAIN.................................................................................   332,059,574
                                                                                                ------------

NET INCREASE..................................................................................  $325,011,515
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR      FOR THE YEAR
                                                                               ENDED             ENDED
                                                                          OCTOBER 31, 1999  OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.....................................................   $   (7,048,059)   $   (5,255,213)
Net realized gain.......................................................      305,455,814       203,754,608
Net change in unrealized appreciation...................................       26,603,760        39,913,912
                                                                           --------------    --------------

     NET INCREASE.......................................................      325,011,515       238,413,307
                                                                           --------------    --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares......................................................        --                  (30,346)
    Class B shares......................................................        --              (15,068,038)
    Class C shares......................................................        --                  (31,106)
    Class D shares......................................................        --                 (374,194)

Net realized gain
    Class A shares......................................................       (1,516,858)         (215,076)
    Class B shares......................................................     (198,989,683)     (143,682,142)
    Class C shares......................................................       (2,439,296)         (276,452)
    Class D shares......................................................         (290,397)       (2,520,602)
                                                                           --------------    --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS..................................     (203,236,234)     (162,197,956)
                                                                           --------------    --------------
Net increase (decrease) from capital stock transactions.................      (66,440,382)      309,793,888
                                                                           --------------    --------------

     NET INCREASE.......................................................       55,334,899       386,009,239

NET ASSETS:
Beginning of period.....................................................    2,098,238,783     1,712,229,544
                                                                           --------------    --------------

     END OF PERIOD
    (INCLUDING NET INVESTMENT LOSSES OF $52,758 AND $53,755,
    RESPECTIVELY).......................................................   $2,153,573,682    $2,098,238,783
                                                                           ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter European Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% of the portion of net assets not exceeding
$500 million; 0.90% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; and 0.85% of the portion of daily net assets in excess of $2 billion. Prior to December 1, 1998, the annual rates were equal to 1.0% of the portion of net assets not exceeding $500 million; 0.95% of the portion of daily net assets exceeding $500 million but not exceeding
$2 billion; and 0.90% of the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

Prior to December 1, 1998, Morgan Grenfell Investment Services Limited served as the Fund's sub-advisor, providing identical services and receiving compensation at the same rate as the current Sub-Advisor.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

Fund (not including reinvestment of dividends or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager, Sub-Advisor, and Distributor and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $25,111,962 at October 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,254, $3,310,739 and $41,175, respectively and received $122,548 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1999 aggregated $1,201,086,900 and $1,519,977,519, respectively.

For the year ended October 31, 1999 the Fund incurred brokerage commissions of $7,129 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor, and Distributor for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor, and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1999 included in Directors' fees and expenses in the Statement of Operations amounted to $5,573. At October 31, 1999 the Fund had an accrued pension liability of $52,758 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of October 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to foreign currency losses and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $9,462,499, accumulated undistributed net realized gain was credited $2,413,443 and accumulated net investment loss was credited $7,049,056.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                         OCTOBER 31, 1999              OCTOBER 31, 1998
                                                                   ----------------------------  ----------------------------
                                                                     SHARES         AMOUNT         SHARES         AMOUNT
                                                                   -----------  ---------------  -----------  ---------------
CLASS A SHARES
Sold.............................................................    8,696,899  $   172,249,883      972,628  $    19,445,361
Reinvestment of dividends and distributions......................       75,390        1,463,319       13,548          229,902
Redeemed.........................................................   (8,213,688)    (163,395,904)    (360,375)      (6,702,611)
                                                                   -----------  ---------------  -----------  ---------------
Net increase - Class A...........................................      558,601       10,317,298      625,801       12,972,652
                                                                   -----------  ---------------  -----------  ---------------

CLASS B SHARES
Sold.............................................................   50,876,749    1,001,144,838   63,396,156    1,273,279,806
Reinvestment of dividends and distributions......................    9,664,315      186,231,346    8,774,632      148,905,493
Redeemed.........................................................  (64,608,413)  (1,273,856,469) (58,362,589)  (1,150,703,310)
                                                                   -----------  ---------------  -----------  ---------------
Net increase (decrease) - Class B................................   (4,067,349)     (86,480,285)  13,808,199      271,481,989
                                                                   -----------  ---------------  -----------  ---------------

CLASS C SHARES
Sold.............................................................    3,770,574       73,985,576    2,310,164       46,726,072
Reinvestment of dividends and distributions......................      123,351        2,373,265       17,786          301,660
Redeemed.........................................................   (3,509,767)     (68,955,477)  (1,337,353)     (26,487,758)
                                                                   -----------  ---------------  -----------  ---------------
Net increase - Class C...........................................      384,158        7,403,364      990,597       20,539,974
                                                                   -----------  ---------------  -----------  ---------------

CLASS D SHARES
Sold.............................................................    4,603,603       92,675,179    2,115,452       39,819,014
Reinvestment of dividends and distributions......................        5,981          117,940          231            3,921
Redeemed.........................................................   (4,471,436)     (90,473,878)  (1,987,563)     (35,023,662)
                                                                   -----------  ---------------  -----------  ---------------
Net increase - Class D...........................................      138,148        2,319,241      128,120        4,799,273
                                                                   -----------  ---------------  -----------  ---------------
Net increase (decrease) in Fund..................................   (2,986,442) $   (66,440,382)  15,552,717  $   309,793,888
                                                                   ===========  ===============  ===========  ===============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1999, CONTINUED

At October 31, 1999, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

At October 31, 1999, investments in securities of issuers in the United Kingdom represented 27.0% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                FOR THE PERIOD
                                                       FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                           ENDED                ENDED               THROUGH
                                                     OCTOBER 31, 1999     OCTOBER 31, 1998     OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------------------------

CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............       $     19.45          $     18.46          $     18.64
                                                         -----------          -----------          -----------

Income (loss) from investment operations:
   Net investment income (loss)...................              0.10                 0.08                (0.02)
   Net realized and unrealized gain (loss)........              3.03                 2.70                (0.16)
                                                         -----------          -----------          -----------

Total income (loss) from investment operations....              3.13                 2.78                (0.18)
                                                         -----------          -----------          -----------

Less dividends and distributions from:
   Net investment income..........................          --                      (0.22)            --
   Net realized gain..............................             (1.88)               (1.57)            --
                                                         -----------          -----------          -----------

Total dividends and distributions.................             (1.88)               (1.79)            --
                                                         -----------          -----------          -----------

Net asset value, end of period....................       $     20.70          $     19.45          $     18.46
                                                         ===========          ===========          ===========

TOTAL RETURN+.....................................             16.75%               16.50%               (0.97)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................              1.36%(3)             1.44%(3)             1.48 %(2)

Net investment income (loss)......................              0.44%(3)             0.40%(3)            (0.33)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........           $26,600              $14,133               $1,862

Portfolio turnover rate...........................                56%                  50%                  44 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                             FOR THE YEAR ENDED OCTOBER 31
                                               ----------------------------------------------------------
                                               1999++        1998++        1997*++     1996       1995
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.........  $19.34        $18.43        $16.76     $14.44     $13.49
                                               ------        ------        ------     ------     ------

Income (loss) for investment operations:
   Net investment income (loss)..............   (0.07)        (0.05)         0.04       0.02       0.02
   Net realized and unrealized gain..........    3.02          2.69          3.02       3.03       2.00
                                               ------        ------        ------     ------     ------

Total income from investment operations......    2.95          2.64          3.06       3.05       2.02
                                               ------        ------        ------     ------     ------

Less dividends and distributions from:
   Net investment income.....................    --           (0.16)        (0.11)      --         --
   Net realized gain.........................   (1.88)        (1.57)        (1.28)     (0.73)     (1.07)
                                               ------        ------        ------     ------     ------

Total dividends and distributions............   (1.88)        (1.73)        (1.39)     (0.73)     (1.07)
                                               ------        ------        ------     ------     ------

Net asset value, end of period...............  $20.41        $19.34        $18.43     $16.76     $14.44
                                               ======        ======        ======     ======     ======

TOTAL RETURN+................................   15.84 %       15.67 %       19.40%     22.27%     16.83%

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................    2.13 %(1)     2.10 %(1)     2.06%      2.13%      2.23%

Net investment income (loss).................   (0.33)%(1)    (0.26)%(1)     0.22%      0.14%      0.13%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions.......  $2,090        $2,059        $1,707     $1,228       $868

Portfolio turnover rate......................      56 %          50 %          44 %       49%        61%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                FOR THE PERIOD
                                                       FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                           ENDED                ENDED               THROUGH
                                                     OCTOBER 31, 1999     OCTOBER 31, 1998     OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------------------------

CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............       $     19.31          $     18.43          $     18.64
                                                         -----------          -----------          -----------

Income (loss) from investment operations:
   Net investment loss............................             (0.05)               (0.08)               (0.04)
   Net realized and unrealized gain (loss)........              3.00                 2.71                (0.17)
                                                         -----------          -----------          -----------

Total income (loss) from investment operations....              2.95                 2.63                (0.21)
                                                         -----------          -----------          -----------

Less dividends and distributions from:
   Net investment income..........................          --                      (0.18)            --
   Net realized gain..............................             (1.88)               (1.57)            --
                                                         -----------          -----------          -----------

Total dividends and distributions.................             (1.88)               (1.75)            --
                                                         -----------          -----------          -----------

Net asset value, end of period....................       $     20.38          $     19.31          $     18.43
                                                         ===========          ===========          ===========

TOTAL RETURN+.....................................             15.87 %              15.57 %              (1.13)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................              2.13 %(3)             2.19 %(3)             2.24 %(2)

Net investment loss...............................             (0.33)%(3)            (0.35)%(3)            (0.76)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........           $31,211              $22,159               $2,889

Portfolio turnover rate...........................                56 %                 50 %                 44 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                FOR THE PERIOD
                                                       FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                           ENDED                ENDED               THROUGH
                                                     OCTOBER 31, 1999     OCTOBER 31, 1998     OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............       $     19.72          $     18.47          $     18.64
                                                         -----------          -----------          -----------

Income (loss) from investment operations:
   Net investment income..........................              0.13                 0.16                 0.02
   Net realized and unrealized gain (loss)........              3.08                 2.89                (0.19)
                                                         -----------          -----------          -----------

Total income (loss) from investment operations....              3.21                 3.05                (0.17)
                                                         -----------          -----------          -----------

Less dividends and distributions from:
   Net investment income..........................          --                      (0.23)            --
   Net realized gain..............................             (1.88)               (1.57)            --
                                                         -----------          -----------          -----------

Total dividends and distributions.................             (1.88)               (1.80)            --
                                                         -----------          -----------          -----------

Net asset value, end of period....................       $     21.05          $     19.72          $     18.47
                                                         ===========          ===========          ===========

TOTAL RETURN+.....................................             16.93%               18.12%               (0.91)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................              1.13%(3)             1.19%(3)             1.23 %(2)

Net investment income.............................              0.67%(3)             0.65%(3)             0.33 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........            $5,657               $2,575                  $45

Portfolio turnover rate...........................                56%                  50%                  44 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND
INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter European Growth Fund Inc. (the "Fund") at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 20, 1999

                      1999 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended October 31, 1999, the Fund paid to its shareholders $1.88 per share from long-term capital gains.

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND


[GRAPHIC]


ANNUAL REPORT
OCTOBER 31, 1999